Net Income (Loss) Per Share	6 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Income (Loss) Per Share

13.    Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders for the periods presented:

	Three months ended December 31,		Six months ended December 31,
	2022	2021	2022	2021
Numerator:
Net income (loss) attributable to common stockholders, basic and diluted	$(17,029)	$(23,507)	$17,760	$(43,016)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders, basic	50,998,941	27,211,309	40,475,200	27,157,425
Add: Weighted average dilutive effect of stock options, RSUs and warrants	—	—	10,299,972	—
Weighted average shares outstanding – diluted	50,998,941	27,211,309	50,775,172	27,157,425
Net income (loss) per share attributable to common stockholders, basic	$(0.33)	$(0.86)	$0.44	$(1.58)
Net income (loss) per share attributable to common stockholders, diluted	$(0.33)	$(0.86)	$0.35	$(1.58)

The potential weighted average shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive are as follows:

	Three months ended December 31,		Six Months Ended December 31,
	2022	2021	2022	2021
Stock options and RSUs	12,904,421	12,094,129	198,692	12,107,168
Convertible notes	—	4,632,311	—	4,491,455
Common stock warrants	18,150,077	3,564,182	10,129,619	3,520,164
Total potential shares of common stock excluded from the computation of diluted net income (loss) per share	31,054,498	20,290,622	10,328,311	20,118,787

Warrants to purchase a weighted average of 10,129,619 shares of common stock were outstanding during the six months ended December 31, 2022 but were not included in the computation of diluted EPS because the warrants’ exercise prices were greater than the average market price of the common shares.

PRESTO AUTOMATION INC.
NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share and per share amounts)

The Company excluded a weighted average of 1,803,098 RSUs and 987,782 RSUs for the three and six months ended December 31, 2022, respectively, and the Company excluded a weighted average of 300,376 options for the three and six months ended December 31, 2021. These equity awards were excluded from the calculation of diluted EPS as they are subject to performance conditions for which the necessary conditions have not been satisfied.

The Company excluded a weighted average of 15,000,000 and 8,315,217 earnout shares from the calculation of diluted EPS for the three and six months ended December 31, 2022 as they are subject to market conditions for which the necessary conditions have not been satisfied.